Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Share-based Compensation
Share-based compensation expense	$ 636,000	$ 880,000
Share-based compensation reclassified from liability to additional paid-in capital	526,000	1,770,000
Share-based compensation recorded as liability	887,000		$ 1,235,000
Unrecognized compensation cost	3,990,000
Liability
Share-based Compensation
Share-based compensation expense	178,000	563,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	458,000	317,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	361,000	475,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	$ 275,000	$ 405,000